OTHER RESERVES (Details) - Schedule of Merger Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Merger reserve
At 1 January	£ 7,763	£ 7,766
At 31 December	7,763	7,763	£ 7,766
Hedges of net investment in foreign operations
Merger reserve
At 1 January	7,763	7,766	7,766
Redemption of preference shares (note 39)	0	(3)	0
At 31 December	£ 7,763	£ 7,763	£ 7,766